Impairments	12 Months Ended
Dec. 31, 2019
Asset Impairment Charges [Abstract]
Impairments	Impairments
Impairments of Oil and Natural Gas Properties
A summary of our impairments of oil and natural gas properties for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Impairments due to lower forecasted commodity prices	$8	$23	$27
Impairments due to reduction in future development(a)	—	—	560
Impairments due to anticipated sale	—	55	222
Total impairments of oil and natural gas properties	$8	$78	$809
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(a)    The impairment was the result of an updated development plan in 2017, which included a removal of PUDs from properties in the process of being divested in the Mid-Continent operating area.
Impairments of Fixed Assets
A summary of our impairments of fixed assets by asset class and other charges for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Natural gas compressors(a)	$—	$45	$—
Buildings and land	1	4	5
Other	2	4	—
Total impairments of fixed assets and other	$3	$53	$5
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(a)    In 2018, we recorded a $45 million impairment related to 890 compressors for the difference between carrying value and the fair value of the assets.